FINANCIAL INSTRUMENTS AND CREDIT RISK CONCENTRATIONS (Details Narrative)	12 Months Ended
	Jul. 31, 2023	Jul. 31, 2022
Revenue [Member] | Two Tenants [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration risk, percentage	29.43%	31.12%
Receivables [Member] | Four Tenants [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration risk, percentage	60.61%
Receivables [Member] | Five Tenants [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration risk, percentage		68.90%